NON-CONTROLLING INTEREST (Details)		12 Months Ended
		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
NON-CONTROLLING INTEREST
Paid-in capital	[1]	¥ 580,340,061		¥ 516,426,799		$ 80,032,554
Accumulated other comprehensive loss		35,127,173		11,307,461		4,844,259
Total non-controlling interests		(10,056,059)		(7,746,968)		(1,386,793)
Capital contribution received		0	$ 0	0	¥ 50,000
Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		6,656,000		6,656,000		917,904	$ 993,771
Unappropriated retained earnings (deficit)		(2,601,356)		(292,265)		(358,742)	(43,635)
Accumulated other comprehensive loss		(30,703)		(30,703)		(4,234)	(4,584)
Total non-controlling interests		(10,056,059)		(7,746,968)		(1,386,793)	(1,156,656)
Valuation increase shared by minority shareholders		34,790,000		34,790,000		4,797,760	5,194,303
Capital contribution receivable due from non-controlling Interest		(48,870,000)		(48,870,000)		$ (6,739,481)	$ (7,296,511)
BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		1,651,000		1,651,000
Unappropriated retained earnings (deficit)		3,477,494		3,477,493
Accumulated other comprehensive loss		(18,850)		(18,850)
Total non-controlling interests		5,109,644		5,109,643
Nanjing Recon | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		200,000		200,000
Unappropriated retained earnings (deficit)		3,616,001		3,616,001
Accumulated other comprehensive loss		(11,853)		(11,853)
Total non-controlling interests		3,804,148		3,804,148
Gan Su BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital		4,805,000		4,805,000
Unappropriated retained earnings (deficit)		(6,336,893)		(4,972,129)
Total non-controlling interests		(1,531,893)		(167,129)
Qinghai BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)		(1,561,196)		(1,520,225)
Total non-controlling interests		(1,561,196)		(1,520,225)
FGS | Non-controlling Interest
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)		(1,796,762)		(893,405)
Total non-controlling interests		(15,876,762)		(14,973,405)
Valuation increase shared by minority shareholders		34,790,000		34,790,000
Capital contribution receivable due from non-controlling Interest		¥ (48,870,000)		¥ (48,870,000)

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.